Significant events and transactions related to 2024 financial statements (Details Narrative) R$ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 19, 2025 USD ($)	Feb. 19, 2025 BRL (R$)	Oct. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Oct. 31, 2024 BRL (R$)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 BRL (R$)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Debentures issued															$ 1,500
First maturity of debentures public offering			10 years
Second maturity of debentures public offering			12 years
Third maturity of debentures public offering			15 years
Bond issued											$ 970	$ 1,000
Bond issuance interest rate												6.40%
Bond premium paid												$ 50
Nickel [Member]
IfrsStatementLineItems [Line Items]
Impairment on assets related to nickel				$ 1,945
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate				15.00%		15.00%
Acquisition cost				$ 750
Disbursement amount				30
Reversal of impairment and gains (losses) on disposal of non-current assets, net				626
Samarco [Member]
IfrsStatementLineItems [Line Items]
Provisions			$ 956
VODC [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate								50.00%						50.00%
Reversal of impairment and gains (losses) on disposal of non-current assets, net								$ 1,222
Cash contribution								$ 600
Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate									100.00%	100.00%
PTVI [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate												10.50%
Reversal of impairment and gains (losses) on disposal of non-current assets, net				1,059								$ 1,059
Divestment transaction amount												$ 155
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Sale of equity interest rate													10.00%
Aggregated amount													$ 2,455
Transactions with noncontrolling shareholders													$ 895
USD [Member]
IfrsStatementLineItems [Line Items]
Remuneration on shareholders equity	$ 1,596			4,360
Railway concession liability				256
Railway concession liability paid				$ 656
Debentures issued			$ 1,000
USD [Member] | Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost									$ 493
BRL [Member]
IfrsStatementLineItems [Line Items]
Remuneration on shareholders equity | R$		R$ 9,143			R$ 22,884
Railway concession liability | R$						R$ 1,559
Railway concession liability paid | R$						R$ 4,000
Debentures issued | R$							R$ 6,000
BRL [Member] | Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost									$ 2,737	R$ 2,737